Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Related Party Balances Existed with Associate or Joint Venture Businesses
The following related party balances existed with joint venture businesses at 31 December:

	€ million	€ million
	2022	2021
Related party balances	Total	Total
Sales to joint ventures	1,158	1,060
Purchases from joint ventures	134	127
Receivables from joint ventures	78	71
Payables to joint ventures	33	36
Loans to joint ventures	226	241
Royalties and service fees	22	20